CONTRACT LIABILITY (Tables)	12 Months Ended
Jun. 30, 2024
Schedule of contract liability
	June 30, 2024	June 30, 2023

Opening balance	$138,918	$185,696
Additions	-	-
Changes in exchange rates	4,072	5,457
Revenue recognized from contract liability	(53,014)	(52,235)

Ending balance	$89,976	$138,918

Current portion	$53,927	$52,166
Long-term portion	36,049	86,752